Special Cash Dividend	12 Months Ended
Dec. 31, 2023
Special Cash Dividend
Special Cash Dividend

19. Special Cash Dividend

In May 2023, the Company’s board of directors approved a special cash dividend of US$0.85 per ordinary share and ADS to the holders of its ordinary shares and ADSs as of the close of business on June 26, 2023. The aggregate amount of the special cash dividend was US$200.1 million and paid in July, 2023.